UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Balanced Fund

Investor Class (RPBAX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$29	0.56%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,278,147
Number of Portfolio Holdings	1,821
Table Summary

Portfolio Turnover Rate	32.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	61.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.7
Corporate Bonds	8.4
U.S. Government & Agency Mortgage-Backed Securities	7.7
Bond Funds	5.0
Equity Funds	3.9
Asset-Backed Securities	1.9
Non-U.S. Government Mortgage-Backed Securities	1.4
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	5.3%
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.5
NVIDIA	3.3
U.S. Treasury Bonds	3.4
Alphabet	2.6
Apple	2.3
Amazon.com	1.9
Microsoft	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F68-053 8/26

Balanced Fund

Investor Class (RPBAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Balanced Fund

I Class (RBAIX)

This semi-annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,278,147
Number of Portfolio Holdings	1,821
Table Summary

Portfolio Turnover Rate	32.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	61.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	8.7
Corporate Bonds	8.4
U.S. Government & Agency Mortgage-Backed Securities	7.7
Bond Funds	5.0
Equity Funds	3.9
Asset-Backed Securities	1.9
Non-U.S. Government Mortgage-Backed Securities	1.4
Foreign Government Obligations & Municipalities	0.5
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	5.3%
T. Rowe Price Real Assets Fund - I Class	3.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.5
NVIDIA	3.3
U.S. Treasury Bonds	3.4
Alphabet	2.6
Apple	2.3
Amazon.com	1.9
Microsoft	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F424-053 8/26

Balanced Fund

I Class (RBAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 28 .38 $ 26 .28 $ 25 .22 $ 22 .22 $ 28 .20 $ 27 .24
Investment
activities
Net investment
income
(1)(2)
0 .29 0 .61 0 .55 0 .51 0 .43 0 .37
Net realized and
unrealized gain/
loss 1 .47 3 .56 2 .42 3 .45 ( 5 .29 ) 3 .22
Total from
investment
activities 1 .76 4 .17 2 .97 3 .96 ( 4 .86 ) 3 .59
Distributions
Net investment
income ( 0 .30 ) ( 0 .63 ) ( 0 .58 ) ( 0 .52 ) ( 0 .44 ) ( 0 .38 )
Net realized gain — ( 1 .44 ) ( 1 .33 ) ( 0 .44 ) ( 0 .68 ) ( 2 .25 )
Total distributions ( 0 .30 ) ( 2 .07 ) ( 1 .91 ) ( 0 .96 ) ( 1 .12 ) ( 2 .63 )
NET ASSET
VALUE
End of period $ 29 .84 $ 28 .38 $ 26 .28 $ 25 .22 $ 22 .22 $ 28 .20

T. ROWE PRICE Balanced Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6 .25% 16 .09% 11 .84% 17 .99% ( 17 .26 ) % 13 .36%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .61%
(4)
0 .61% 0 .60% 0 .60% 0 .61% 0 .57%
Net expenses
after waivers/
payments by
Price Associates 0 .56%
(4)
0 .56% 0 .55% 0 .55% 0 .57% 0 .53%
Net investment
income 2 .02%
(4)
2 .20% 2 .06% 2 .15% 1 .74% 1 .27%
Portfolio turnover
rate 32 .4% 43 .7% 39 .2% 40 .9% 97 .7% 91 .9%
Net assets, end of
period (in millions) $2,656 $2,658 $2,484 $2,490 $2,318 $4,224
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 28 .36 $ 26 .26 $ 25 .20 $ 22 .21 $ 28 .20 $ 27 .23
Investment
activities
Net investment
income
(1)(2)
0 .31 0 .66 0 .59 0 .54 0 .49 0 .41
Net realized and
unrealized gain/
loss 1 .46 3 .55 2 .42 3 .44 ( 5 .31 ) 3 .22
Total from
investment
activities 1 .77 4 .21 3 .01 3 .98 ( 4 .82 ) 3 .63
Distributions
Net investment
income ( 0 .32 ) ( 0 .67 ) ( 0 .62 ) ( 0 .55 ) ( 0 .49 ) ( 0 .41 )
Net realized gain — ( 1 .44 ) ( 1 .33 ) ( 0 .44 ) ( 0 .68 ) ( 2 .25 )
Total distributions ( 0 .32 ) ( 2 .11 ) ( 1 .95 ) ( 0 .99 ) ( 1 .17 ) ( 2 .66 )
NET ASSET
VALUE
End of period $ 29 .81 $ 28 .36 $ 26 .26 $ 25 .20 $ 22 .21 $ 28 .20

T. ROWE PRICE Balanced Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
6 .30% 16 .26% 12 .00% 18 .10% ( 17 .12 ) % 13 .51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .47%
(4)
0 .47% 0 .47% 0 .47% 0 .47% 0 .45%
Net expenses
after waivers/
payments by
Price Associates 0 .42%
(4)
0 .42% 0 .42% 0 .42% 0 .43% 0 .41%
Net investment
income 2 .18%
(4)
2 .35% 2 .20% 2 .28% 2 .02% 1 .39%
Portfolio turnover
rate 32 .4% 43 .7% 39 .2% 40 .9% 97 .7% 91 .9%
Net assets, end of
period (in millions) $2,622 $2,414 $2,116 $1,889 $1,669 $1,173
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Balanced Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.9%
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 2,450,000 2,452
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 1,465,000 1,463
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 1,450,000 1,445
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 2,400,000 2,404
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/34 (1) 3,285,000 3,285
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 1,140,467 1,138
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 231,802 231
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 4.853%, 3/31/38 (1) 885,000 887
ARI Fleet Lease Trust
Series 2026-A, Class A2
3.96%, 11/15/34 (1) 460,000 458
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 170,000 168
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 690,000 692
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 365,000 359
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 280,000 275
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 855,000 854
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.305%, 1/18/35 (1) 1,655,000 1,658

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Battalion XXV
Series 2024-25A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 3/13/37 (1) 2,365,000 2,371
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.728%, 12/26/31 (1) 67,180 67
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.928%, 7/27/48 (1) 924,054 924
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  610,000 608
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 587
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 106
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  530,000 525
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,681
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 198,883 200
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,055,000 1,057
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  1,385,000 1,370
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  3,040,000 3,003
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  675,000 668
Carvana Auto Receivables Trust
Series 2026-P2, Class A3
4.77%, 4/10/31  790,000 791
Carvana Auto Receivables Trust
Series 2026-P2, Class A4
4.91%, 8/10/32  1,960,000 1,968

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  210,000 211
Cerberus Loan Funding XLIV
Series 2023-5AR, Class A1R, CLO, FRN
3M TSFR + 1.52%, 1/15/36 (1)(2) 900,000 900
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.123%, 4/15/30 (1) 35,034 35
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 520,000 521
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,256
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, 12/22/31 (1) 620,000 618
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 165,000 164
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 312,019 306
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,146,098 1,102
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,434,652 1,339
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 248,782 254
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 200,025 205
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 1,385,000 1,385
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 111
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 671

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2026-3A, Class A3
4.47%, 7/15/30  1,135,000 1,134
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.028%, 3/25/56 (1) 539,100 541
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  180,000 179
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class A
4.60%, 5/15/33  2,175,000 2,176
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  180,000 179
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.017%, 7/24/36 (1) 3,575,000 3,576
Garrison Funding
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 765,000 766
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 2,615,000 2,612
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A3
4.76%, 9/16/30 (1) 330,000 332
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A4
4.96%, 5/16/33 (1) 515,000 519
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class B
5.14%, 5/16/33 (1) 245,000 247
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.025%, 1/20/38 (1) 690,000 691
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 898,316 917
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 183,018 182
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 79,884 81

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 633,265 633
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 957,374 948
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  400,000 392
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 1,185,000 1,186
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 655,000 656
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 625,380 622
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 136,263 135
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 154,284 144
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 673,622 664
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 1,280,000 1,280
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.757%, 4/25/36 (1) 3,340,000 3,340
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 498,706 499
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 150,000 148
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 99
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 1,910,000 1,916

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 439,645 442
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 1,180,406 1,172
PEAC Solutions Receivables
Series 2026-1A, Class A3
4.39%, 7/20/33 (1) 790,000 783
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 6,953 7
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/17/41 (1) 341,196 323
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 464,276 444
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 545,000 545
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.875%, 7/20/35 (1) 3,335,000 3,336
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 470,000 469
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  65,000 65
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  630,000 624
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  940,000 929
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 395
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 226,022 226
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,003

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 312,218 316
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 2,200,000 2,180
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,547,511 1,452
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 615,000 605
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 520,000 510
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 421,920 421
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 171,372 171
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 905,000 907
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 67,081 67
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 368,283 352
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,021,123 937
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 2,616,622 2,563
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 420,000 419
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 415,000 413
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 225,000 224

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 1,230,000 1,231
Symphony
Series 2023-30AR, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 10/20/37 (1)(2) 755,000 755
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 440,000 441
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 -
6/29/26, Cost $143 (3)(4)(5) 159,878 174
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
6/29/26, Cost $1,575 (3)(4)(5) 1,575,386 1,184
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 134,212 136
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 91,748 93
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100,000 101
Wheels Fleet Lease Funding
Series 2026-1A, Class A2A
4.30%, 4/18/39 (1) 1,045,000 1,043
Wind River
Series 2022-1A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.807%, 7/20/35 (1) 345,000 345
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 205,000 205
Total Asset-Backed Securities (Cost $99,336) 98,575
BOND FUNDS  5.0%
T. Rowe Price Inflation Protected Bond Fund - I Class,
12.84% (6)(7) 3,681,659 37,995
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.36% (6)(7) 25,325,533 198,805
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 11.98% (6)(7) 5,546,481 26,124
Total Bond Funds (Cost $273,856) 262,924

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  61.4%
COMMUNICATION SERVICES  5.0%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  2,447,039 6,173
KT (KRW)  94,270 3,241
Space Exploration Technologies, Class A (8) 15,749 2,691
Telstra Group (AUD)  1,084,407 3,803
15,908
Entertainment  0.6%
Live Nation Entertainment (8) 2,700 494
Netflix (8) 272,046 19,424
Nintendo (JPY)  97,400 4,095
Spotify Technology (8) 663 304
TKO Group Holdings  4,976 1,002
Walt Disney  88,923 8,559
33,878
Interactive Media & Services  3.5%
Alphabet, Class A  179,700 64,219
Alphabet, Class C  209,846 74,145
Meta Platforms, Class A  78,935 44,463
Tencent Holdings (HKD)  36,600 2,020
184,847
Wireless Telecommunication Services  0.6%
KDDI (JPY)  415,900 6,986
SoftBank Group (JPY)  208,300 7,727
T-Mobile U.S.  93,169 15,627
30,340
Total Communication Services 264,973
CONSUMER DISCRETIONARY  5.9%
Automobile Components  0.1%
Autoliv, SDR (SEK)  32,068 3,769
3,769
Automobiles  0.9%
General Motors  12,265 945
Suzuki Motor (JPY) (9) 389,600 4,713
Tesla (8) 76,957 32,368
Toyota Motor (JPY)  532,300 8,917
46,943

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadline Retail  2.2%
Alibaba Group Holding (HKD)  131,484 1,576
Amazon.com (8) 398,664 95,017
Isetan Mitsukoshi Holdings (JPY)  232,500 5,939
Next (GBP)  26,101 5,036
Sea, ADR (8) 67,669 6,485
114,053
Hotels, Restaurants & Leisure  0.8%
Airbnb, Class A (8) 2,000 286
Booking Holdings  79,364 14,146
Chipotle Mexican Grill (8) 25,620 871
Compass Group  286,446 9,255
DoorDash, Class A (8) 18,180 3,355
Hilton Worldwide Holdings  4,442 1,468
Las Vegas Sands  6,478 299
McDonald's  45,097 12,190
Royal Caribbean Cruises  1,816 577
Starbucks  6,600 674
Viking Holdings (8) 5,100 534
Yum! Brands  5,400 863
44,518
Household Durables  0.3%
Panasonic Holdings (JPY)  235,800 6,634
Sony Group (JPY)  530,300 10,672
Toll Brothers  5,900 972
18,278
Specialty Retail  1.3%
AutoZone (8) 3,069 9,808
Carvana (8) 408,691 26,900
Home Depot  26,378 9,303
Kingfisher (GBP)  140,418 527
Lowe's  25,448 5,611
O'Reilly Automotive (8) 11,929 1,099
Ross Stores  22,977 4,891
TJX  34,709 5,258
Tractor Supply  115,000 3,635
Ulta Beauty (8) 836 377
67,409
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  285,200 7,757
Kering (EUR)  13,655 3,863

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Moncler (EUR)  69,496 4,044
15,664
Total Consumer Discretionary 310,634
CONSUMER STAPLES  2.6%
Beverages  0.2%
Coca-Cola  66,943 5,441
Diageo (GBP)  236,262 4,758
Keurig Dr Pepper  22,647 741
Monster Beverage (8) 7,929 762
PepsiCo  8,598 1,164
12,866
Consumer Staples Distribution & Retail  0.4%
Coles Group (AUD)  222,794 3,753
Costco Wholesale  4,595 4,298
Dollar Tree (8) 7,014 848
Seven & i Holdings (JPY)  351,100 4,211
Sysco  700 59
Target  1,400 183
Tsuruha Holdings (JPY) (9) 147,600 1,870
Walmart  43,170 4,889
20,111
Food Products  0.5%
Ajinomoto (JPY)  128,800 4,696
Magnum Ice Cream (EUR) (8)(9) 213,400 3,708
McCormick  4,200 212
Mondelez International, Class A  179,024 10,354
Nestle (CHF)  78,036 8,004
26,974
Household Products  0.4%
Colgate-Palmolive  62,519 5,732
Procter & Gamble  112,352 16,475
22,207
Personal Care Products  0.5%
Estee Lauder, Class A  8,676 685
L'Oreal (EUR)  14,948 6,553
Unilever (GBP)  326,888 19,635
Unilever, ADR  13,893 835
27,708
Tobacco  0.6%
Altria Group  13,120 944
British American Tobacco (GBP)  143,416 8,875

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  108,448 19,619
29,438
Total Consumer Staples 139,304
ENERGY  2.3%
Energy Equipment & Services  0.3%
Baker Hughes  11,226 623
NOV  78,418 1,454
SLB  235,226 10,936
TechnipFMC  84,565 5,607
18,620
Oil, Gas & Consumable Fuels  2.0%
Aker BP (NOK)  114,855 3,504
Canadian Natural Resources (CAD)  139,152 5,506
Cenovus Energy  137,100 3,401
Chevron  76,784 12,728
ConocoPhillips  145,946 15,173
Diamondback Energy  4,657 819
EOG Resources  4,380 568
EQT  12,553 667
Equinor (NOK)  163,199 5,146
Exxon Mobil  93,273 12,752
Kinder Morgan  3,900 125
Marathon Petroleum  3,100 793
Phillips 66  3,200 541
Range Resources  216,563 8,054
Shell, ADR  191,572 14,855
Targa Resources  4,245 1,138
TotalEnergies (EUR)  190,003 14,692
Valero Energy  19,028 4,956
Williams  20,008 1,487
106,905
Total Energy 125,525
FINANCIALS  9.9%
Banks  4.3%
ABN AMRO Bank, CVA (EUR)  111,489 4,742
ANZ Group Holdings (AUD)  375,633 9,167
Banco Bilbao Vizcaya Argentaria (EUR)  449,759 11,324
Banco Santander (EUR)  1,008,949 14,004
Bank of America  291,601 16,615
Barclays (GBP)  1,402,938 9,401
BAWAG Group (EUR)  23,066 4,624

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup  59,953 8,391
DBS Group Holdings (SGD)  190,300 9,636
DNB Bank (NOK)  237,593 7,074
Erste Group Bank (EUR)  27,162 3,635
Fifth Third Bancorp  162,051 9,135
Huntington Bancshares  186,152 3,300
ING Groep (EUR)  196,908 6,213
JPMorgan Chase  109,324 35,785
KeyCorp  21,828 503
Lloyds Banking Group (GBP)  4,946,594 7,240
Mitsubishi UFJ Financial Group (JPY)  729,400 14,532
National Bank of Canada (CAD)  24,649 3,892
Popular  2,018 331
Resona Holdings (JPY)  391,300 5,102
Societe Generale (EUR)  110,941 9,819
Standard Chartered (GBP)  381,970 10,329
Sumitomo Mitsui Trust Group (JPY)  201,608 7,528
U.S. Bancorp  32,398 1,957
UniCredit (EUR)  120,179 10,770
Wells Fargo  17,181 1,420
Western Alliance Bancorp  4,546 374
226,843
Capital Markets  1.8%
3i Group (GBP)  154,270 5,073
Ares Management, Class A  5,287 588
Bank of New York Mellon  11,393 1,648
Blackrock  1,490 1,433
Blackstone  1,970 232
Bridgepoint Group (GBP) (9) 702,809 2,446
Brookfield (CAD)  124,446 5,310
Charles Schwab  148,395 13,692
CME Group  3,700 817
CVC Capital Partners (EUR) (9) 146,991 2,138
Goldman Sachs Group  9,910 10,023
Interactive Brokers Group, Class A  3,600 313
Intercontinental Exchange  82,281 10,130
Invesco  10,200 269
KKR  11,181 1,026
LPL Financial Holdings  1,000 282
Macquarie Group (AUD)  28,502 4,955
Moody's  4,347 1,969
Morgan Stanley  86,639 18,111
MSCI  800 448

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Robinhood Markets, Class A (8) 5,735 575
S&P Global  2,854 1,162
TPG  11,014 447
Tradeweb Markets, Class A  11,310 1,127
UBS Group (CHF)  189,345 9,384
93,598
Consumer Finance  0.3%
American Express  32,482 10,987
Capital One Financial  17,444 3,500
14,487
Financial Services  1.7%
Apollo Global Management  6,314 747
Berkshire Hathaway, Class B (8) 56,455 28,250
Block (8) 25,843 1,964
Corpay (8) 2,633 878
Equitable Holdings  18,495 812
Federal National Mortgage Assn. (8) 114,396 745
Fiserv (8) 6,465 317
Global Payments  2,555 185
Mastercard, Class A  41,057 21,087
ORIX (JPY)  127,200 4,845
Visa, Class A  78,385 26,893
Voya Financial  6,136 555
87,278
Insurance  1.8%
Admiral Group (GBP)  110,613 5,224
AIA Group (HKD)  726,800 6,654
Allstate  30,845 7,339
American International Group  11,929 889
Aon, Class A  5,945 1,972
Arthur J Gallagher  600 138
AXA (EUR)  182,524 9,146
Axis Capital Holdings  5,019 539
Chubb  42,105 14,347
Definity Financial (CAD)  134,045 7,111
Generali (EUR)  110,972 5,410
Mandatum (EUR)  398,143 2,499
Marsh & McLennan  44,285 7,381
MetLife  57,299 4,848
Progressive  7,019 1,533
Sampo, Class A (EUR)  684,612 7,190
Suncorp Group (AUD)  308,036 4,110

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tokio Marine Holdings (JPY)  162,900 7,163
Travelers  4,359 1,439
Willis Towers Watson  4,400 1,150
96,082
Total Financials 518,288
HEALTH CARE  6.0%
Biotechnology  0.6%
AbbVie  23,251 5,851
Amgen  4,820 1,745
Argenx, ADR (8) 8,001 7,423
Biogen (8) 1,000 216
Gilead Sciences  116,152 14,675
Moderna (8) 14,400 1,008
Natera (8) 3,600 977
Regeneron Pharmaceuticals  599 374
Vertex Pharmaceuticals (8) 2,983 1,482
33,751
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  141,605 12,849
Becton Dickinson & Company  900 136
Boston Scientific (8) 13,794 589
Dexcom (8) 1,700 114
Edwards Lifesciences (8) 4,240 384
EssilorLuxottica (EUR)  20,035 3,762
GE HealthCare Technologies  2,100 134
Hoya (JPY)  26,600 4,291
IDEXX Laboratories (8) 300 158
Intuitive Surgical (8) 21,486 8,545
Koninklijke Philips (EUR)  224,932 6,117
Medline, Class A (8) 22,242 877
Medtronic  10,623 831
Siemens Healthineers (EUR)  102,167 3,985
Stryker  8,930 2,811
45,583
Health Care Providers & Services  1.2%
BrightSpring Health Services (8) 5,990 418
Cardinal Health  3,906 928
Cencora  32,228 9,120
Centene (8) 6,012 386
CVS Health  94,924 9,820
Elevance Health  2,535 980
Guardant Health (8) 6,000 900

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Humana  300 119
McKesson  180 136
Quest Diagnostics  16,644 3,528
Tenet Healthcare (8) 54,282 10,155
UnitedHealth Group  60,471 25,133
61,623
Health Care Technology  0.0%
Veeva Systems, Class A (8) 1,600 284
284
Life Sciences Tools & Services  0.3%
Agilent Technologies  1,400 186
Charles River Laboratories International (8) 2,800 635
Danaher  24,728 4,710
IQVIA Holdings (8) 279 54
Revvity  47,751 5,313
Thermo Fisher Scientific  10,614 5,321
Waters (8) 900 338
West Pharmaceutical Services  1,200 431
16,988
Pharmaceuticals  3.0%
AstraZeneca  134,087 25,426
Bristol-Myers Squibb  119,684 6,896
Chugai Pharmaceutical (JPY)  149,500 6,906
Chugai Pharmaceutical, ADR (9) 21,468 495
Eli Lilly  29,661 35,576
Johnson & Johnson  93,291 23,693
Merck  23,937 3,076
Novartis (CHF)  75,486 11,798
Novo Nordisk, Class B (DKK)  196,671 9,446
Pfizer  31,735 764
Roche Holding (CHF)  28,528 11,727
Royalty Pharma, Class A  66,203 3,712
Sanofi (EUR)  67,213 5,747
Takeda Pharmaceutical (JPY)  195,500 6,231
UCB (EUR)  17,896 5,358
Viatris  49,289 783
Zoetis  1,600 115
157,749
Total Health Care 315,978

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  7.4%
Aerospace & Defense  1.4%
Airbus (EUR)  56,525 12,576
Axon Enterprise (8) 1,416 794
Boeing (8) 10,144 2,196
General Electric  54,404 20,332
Hanwha Aerospace (KRW)  2,830 1,832
HEICO  6,100 2,173
Honeywell Aerospace (8) 1,063 235
Howmet Aerospace  5,724 1,539
L3Harris Technologies  2,156 626
Northrop Grumman  8,139 4,145
Rheinmetall (EUR)  3,247 3,694
Rolls-Royce Holdings (GBP)  591,548 11,340
RTX  8,080 1,533
Safran (EUR)  23,025 9,074
TransDigm Group  1,870 2,491
74,580
Air Freight & Logistics  0.0%
CH Robinson Worldwide  1,100 207
207
Building Products  0.1%
Carrier Global  10,969 804
Johnson Controls International  6,665 974
Kingspan Group (EUR)  26,648 2,437
Madison Air Solutions, Class A (8) 4,324 169
Trane Technologies  1,749 859
5,243
Commercial Services & Supplies  0.3%
Cintas  13,240 2,252
Element Fleet Management (CAD) (9) 283,330 5,847
Republic Services  41,766 8,900
Waste Connections  1,979 330
Waste Management  3,334 743
18,072
Construction & Engineering  0.2%
API Group (8) 6,539 277
Comfort Systems USA  200 396
Shimizu (JPY)  190,000 3,009
Vinci (EUR)  41,197 6,017
9,699

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  1.5%
ABB (CHF)  89,372 9,722
AMETEK  56,712 13,721
Eaton  5,000 2,131
Emerson Electric  33,128 4,742
Fujikura (JPY)  169,900 6,735
GE Vernova  9,078 10,665
Innio (8) 10,129 401
Mitsubishi Electric (JPY)  214,400 7,863
Nextpower, Class A (8)(9) 2,500 298
Prysmian (EUR)  65,770 11,072
Siemens Energy (EUR)  47,622 9,079
Vertiv Holdings, Class A  6,384 2,137
Vicor (8) 1,900 721
79,287
Ground Transportation  0.4%
Canadian National Railway  6,737 803
CSX  227,806 10,828
Fedex Freight Holding (8) 701 106
Norfolk Southern  12,943 4,072
Old Dominion Freight Line  16,164 3,501
Saia (8) 2,931 1,234
Uber Technologies (8) 8,258 596
21,140
Industrial Conglomerates  0.7%
Hitachi (JPY)  359,300 9,944
Honeywell International  2,463 552
Siemens (EUR)  74,748 24,032
34,528
Machinery  2.0%
Caterpillar  11,622 12,376
Deere  36,835 23,366
Dover  1,936 434
Esab  5,704 563
Fortive  21,671 1,324
Ingersoll Rand  114,408 9,380
KION Group (EUR)  66,268 2,942
Komatsu (JPY)  89,000 3,475
Middleby (8) 4,169 717
Otis Worldwide  48,600 3,480
PACCAR  13,734 1,650
Parker-Hannifin  9,302 9,098

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pentair  56,490 4,331
Sandvik (SEK)  231,861 9,575
Stanley Black & Decker  3,862 363
Techtronic Industries (HKD)  350,500 5,833
Westinghouse Air Brake Technologies  53,247 14,355
103,262
Passenger Airlines  0.1%
Ryanair Holdings, ADR  100,892 6,533
United Airlines Holdings (8) 6,525 887
7,420
Professional Services  0.3%
Booz Allen Hamilton Holding  4,494 273
Equifax  13,745 2,182
Recruit Holdings (JPY)  167,900 11,682
Verisk Analytics  2,380 427
14,564
Trading Companies & Distributors  0.4%
AerCap Holdings  28,465 4,150
Bunzl (GBP)  125,702 4,387
SiteOne Landscape Supply (8) 2,398 274
Sumitomo (JPY)  1,139,200 10,950
W.W. Grainger  1,258 1,711
21,472
Total Industrials & Business Services 389,474
INFORMATION TECHNOLOGY  17.8%
Communications Equipment  0.6%
Arista Networks (8) 30,143 5,121
Ciena (8) 236 116
Cisco Systems  156,118 18,338
F5 (8) 600 250
Lumentum Holdings (8) 265 227
Motorola Solutions  1,611 669
Telefonaktiebolaget LM Ericsson, Class B (SEK)  419,475 4,704
Viavi Solutions (8) 6,000 286
29,711
Electronic Equip, Instr & Cmpts  0.0%
Coherent (8) 2,900 1,144
Flex (8) 5,900 956
2,100
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  45,611 8,042

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corning  12,418 3,172
Jabil  2,479 956
Keysight Technologies (8) 58,499 20,479
Murata Manufacturing (JPY)  82,600 5,929
TE Connectivity  22,516 4,539
Teledyne Technologies (8) 2,258 1,506
44,623
IT Services  0.3%
Indra Sistemas (EUR) (9) 85,060 4,666
International Business Machines  22,234 6,252
Shopify, Class A (8) 49,451 5,646
16,564
Semiconductors & Semiconductor Equipment  10.7%
Advanced Micro Devices (8) 72,497 42,114
Analog Devices  26,528 10,536
Applied Materials  37,307 26,973
ASML Holding (EUR)  18,829 37,285
ASML Holding  6,241 12,416
Astera Labs (8) 3,100 1,497
BE Semiconductor Industries (EUR)  16,107 5,319
Broadcom  187,053 70,659
Cerebras Systems, Class A (8) 2,274 503
Credo Technology Group Holding (8) 5,000 1,360
Entegris  2,000 360
GLOBALFOUNDRIES  14,600 1,203
Infineon Technologies (EUR)  102,176 9,625
Intel (8) 148,707 20,764
Kioxia Holdings (JPY) (8) 3,700 2,151
KLA  13,530 4,082
Lam Research  65,910 28,561
Marvell Technology  40,897 12,183
Micron Technology  30,320 34,998
Monolithic Power Systems  4,891 6,761
NVIDIA  876,220 175,323
ON Semiconductor (8) 1,300 123
Qnity Electronics  3,100 506
QUALCOMM  28,400 5,248
Taiwan Semiconductor Manufacturing (TWD)  249,969 19,720
Taiwan Semiconductor Manufacturing, ADR  17,527 8,370
Teradyne  1,919 929
Texas Instruments  40,103 11,954
Tokyo Electron (JPY)  29,600 14,352

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tower Semiconductor (8) 2,200 573
566,448
Software  2.7%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,097 (3)(5)(8) 4,877 3,354
AppLovin, Class A (8) 3,508 1,807
Autodesk (8) 1,925 374
Cadence Design Systems (8) 1,200 450
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $668 (3)(5)(8) 392 587
Crowdstrike Holdings, Class A (8) 9,011 6,877
Datadog, Class A (8) 11,437 2,978
Descartes Systems Group (8) 8,207 568
Fair Isaac (8) 200 239
Gusto, Acquisition Date: 10/4/21, Cost $216 (3)(5)(8) 7,517 161
InterDigital (9) 6,300 1,784
Intuit  1,966 513
Microsoft  243,528 90,841
Oracle  59,756 8,757
Palantir Technologies, Class A (8) 13,951 1,628
Palo Alto Networks (8) 8,100 2,762
PTC (8) 1,258 143
Roper Technologies  5,999 2,030
Salesforce  25,386 3,977
SAP (EUR)  30,779 4,745
ServiceNow (8) 51,405 5,103
Synopsys (8) 4,249 1,895
Workday, Class A (8) 1,600 196
141,769
Technology Hardware, Storage & Peripherals  2.7%
Apple  417,354 120,766
Dell Technologies, Class C  4,151 1,791
Samsung Electronics (KRW)  41,181 9,138
Sandisk (8) 2,091 4,754
Seagate Technology Holdings  2,934 2,831
Western Digital  3,529 2,254
141,534
Total Information Technology 942,749
MATERIALS  2.0%
Chemicals  0.8%
Air Liquide (EUR)  53,979 10,689
Albemarle  3,200 432

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CF Industries Holdings  2,240 243
Corteva  20,170 1,708
Linde  36,024 18,694
Mitsubishi Chemical Group (JPY)  536,200 3,763
Mosaic  13,164 279
RPM International  1,079 120
Sherwin-Williams  2,405 828
Shin-Etsu Chemical (JPY)  112,200 4,891
41,647
Construction Materials  0.3%
CRH  6,533 699
Heidelberg Materials (EUR)  25,740 4,911
Holcim (CHF)  74,668 6,732
Martin Marietta Materials  8,271 4,770
17,112
Containers & Packaging  0.3%
Ball  101,322 6,323
International Paper  169,399 6,454
Packaging Corp. of America  19,775 4,712
17,489
Metals & Mining  0.5%
Agnico Eagle Mines  2,996 465
Antofagasta (GBP)  100,149 5,083
BHP Group (AUD)  113,309 4,722
BHP Group (GBP) (9) 96,323 3,968
Franco-Nevada  2,861 596
Freeport-McMoRan  17,701 1,113
Glencore (GBP)  914,172 6,233
Grupo Mexico, Series B (MXN)  286,903 3,242
MP Materials (8)(9) 5,800 325
Steel Dynamics  3,630 833
26,580
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  346,806 3,700
West Fraser Timber (9) 6,463 437
4,137
Total Materials 106,965
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.2%
Welltower, REIT  53,206 12,076
12,076

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  3,789 513
Rexford Industrial Realty, REIT  4,857 163
Segro (GBP)  290,357 3,368
4,044
Office Real Estate Investment Trusts  0.0%
BXP, REIT  4,184 278
278
Real Estate Management & Development  0.1%
CBRE Group, Class A (8) 4,440 598
Mitsui Fudosan (JPY)  488,600 4,529
5,127
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  2,366 446
Equity LifeStyle Properties, REIT  67,734 4,366
Essex Property Trust, REIT  17,605 5,134
Sun Communities, REIT  1,103 132
10,078
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  2,135,359 5,692
Simon Property Group, REIT  2,671 597
6,289
Retail Reits  0.0%
Federal Realty Investment Trust, REIT  2,700 333
333
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  1,498 245
CubeSmart, REIT  3,608 144
Equinix, REIT  1,421 1,481
Public Storage, REIT  28,282 9,002
VICI Properties, REIT  110,980 2,947
13,819
Total Real Estate 52,044
UTILITIES  1.5%
Electric Utilities  0.8%
Alliant Energy  17,488 1,334
Constellation Energy  29,587 7,349
Enel (EUR)  740,035 8,488
Fortum (EUR)  131,488 3,042
NextEra Energy  26,182 2,298

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PG&E  41,631 700
Southern  153,620 14,703
Xcel Energy  26,064 2,093
40,007
Gas Utilities  0.0%
Atmos Energy  5,428 935
935
Independent Power & Renewable Electricity
Producers  0.1%
Orsted (DKK) (8) 138,768 3,119
Vistra  6,996 1,110
4,229
Multi-Utilities  0.6%
Ameren  74,314 8,400
CMS Energy  5,488 420
Consolidated Edison  9,674 1,070
Dominion Energy  9,500 649
DTE Energy  4,074 621
Engie (EUR)  269,514 8,483
National Grid (GBP)  532,376 8,781
Sempra  13,519 1,253
29,677
Total Utilities 74,848
Total Common Stocks (Cost $1,577,151) 3,240,782
CONVERTIBLE PREFERRED STOCKS  0.2%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $675 (3)(5)(8) 9,795 675
Total Industrials & Business Services 675
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26,
Cost $2,937 (3)(5)(8) 4,986 2,937
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (3)(5)(8) 25 38
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (3)(5)(8) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (3)
(5)(8) 3,879 864

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (3)
(5)(8) 8,505 1,894
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (3)
(5)(8) 1,526 340
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (3)(5)(8) 10,431 223
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $216 (3)
(5)(8) 702 483
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $693 (3)(5)
(8) 1,008 693
Total Information Technology 7,475
Total Convertible Preferred Stocks (Cost $5,850) 8,150
CORPORATE BONDS  8.4%
AbbVie, 2.95%, 11/21/26  920,000 915
AbbVie, 4.50%, 5/14/35  1,900,000 1,830
AbbVie, 4.80%, 3/15/29  1,260,000 1,270
Accenture Capital, 4.05%, 10/4/29  160,000 157
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 929
AES, 5.20%, 7/15/29  145,000 146
AES, 5.75%, 7/15/33  185,000 186
Agilent Technologies, 4.90%, 1/15/32 (1) 3,185,000 3,187
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,494
AIB Group, VR, 6.608%, 9/13/29 (1)(10) 650,000 674
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,199
Ally Financial, 2.20%, 11/2/28  700,000 661
Alphabet, 4.50%, 5/15/35 (9) 200,000 195
Alphabet, 4.80%, 2/15/36  1,740,000 1,710
Alphabet, 5.35%, 11/15/45  70,000 68
Amazon.com, 4.65%, 11/20/35  2,770,000 2,694
Amazon.com, 5.65%, 3/13/46  1,540,000 1,524
Amcor Flexibles North America, 5.10%, 3/17/30  160,000 162
Ameren, 5.00%, 5/15/36  565,000 551
Ameren, 5.70%, 12/1/26  1,820,000 1,828
America Movil, 6.375%, 3/1/35  300,000 325
American Express, VR, 4.918%, 7/20/33 (10) 590,000 590
American Honda Finance, 4.55%, 7/9/27  2,360,000 2,364
American International Group, 5.45%, 5/7/35  160,000 163
Amgen, 2.77%, 9/1/53  447,000 264
Amphenol, 5.05%, 4/5/29  895,000 909
Anglo American Capital, 4.625%, 3/19/31 (1) 485,000 478
Antofagasta, 5.625%, 9/9/35  820,000 831
Appalachian Power, 4.45%, 6/1/45 (9) 2,450,000 2,044
ArcelorMittal, 6.55%, 11/29/27  160,000 164

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ares Capital, 3.20%, 11/15/31  100,000 88
Arthur J Gallagher, 4.85%, 12/15/29  360,000 363
AT&T, 4.55%, 11/1/32  1,925,000 1,879
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,937
Athene Global Funding, 5.543%, 8/22/35 (1) 170,000 167
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,270
Augusta SpinCo, 4.656%, 3/23/31  1,365,000 1,354
AutoZone, 5.05%, 7/15/26  2,690,000 2,690
Banco Santander, 3.49%, 5/28/30  200,000 190
Banco Santander, 5.439%, 7/15/31  3,600,000 3,694
Banco Santander, 5.565%, 1/17/30  200,000 205
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1) 1,030,000 1,034
Bank of America, 6.11%, 1/29/37  900,000 948
Bank of America, 6.75%, 6/1/28  700,000 730
Bank of America, VR, 2.299%, 7/21/32 (10) 2,240,000 1,979
Bank of America, VR, 2.676%, 6/19/41 (9)(10) 3,450,000 2,502
Bank of America, VR, 2.831%, 10/24/51 (10) 310,000 194
Bank of America, VR, 3.194%, 7/23/30 (10) 210,000 201
Bank of America, Series N, VR, 2.651%, 3/11/32 (10) 4,025,000 3,649
Bank of Montreal, 2.65%, 3/8/27  2,035,000 2,012
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (10) 625,000 626
Bank of New York Mellon, VR, 4.596%, 7/26/30 (10) 200,000 200
Bank of New York Mellon, VR, 6.474%, 10/25/34 (10) 1,885,000 2,050
Banner Health, 1.897%, 1/1/31  670,000 595
Barclays, VR, 4.837%, 9/10/28 (10) 270,000 270
Barclays, VR, 4.911%, 6/26/30 (10) 725,000 725
Barclays, VR, 5.674%, 3/12/28 (10) 750,000 756
Barclays, VR, 5.69%, 3/12/30 (10) 2,055,000 2,098
BAT Capital, 4.39%, 8/15/37  1,385,000 1,266
BAT Capital, 5.834%, 2/20/31  810,000 844
Baxter International, 3.95%, 4/1/30  170,000 164
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,621
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,345,000 1,354
Beacon Point DC, 6.129%, 11/30/42 (1) 1,040,000 1,051
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,272
BHP Billiton Finance USA, 4.75%, 2/28/28  180,000 181
Booking Holdings, 5.375%, 5/7/36  985,000 985
Booz Allen Hamilton, 5.95%, 4/15/35 (9) 200,000 199
BorgWarner, 4.95%, 8/15/29  150,000 151
Boston Gas, 5.843%, 1/10/35 (1) 245,000 255
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 562
Brixmor Operating Partnership, 4.85%, 2/15/33 (9) 315,000 310

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom, 4.60%, 1/15/33  450,000 442
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 709
Cadence Design Systems, 4.20%, 9/10/27  150,000 150
Cadence Design Systems, 4.30%, 9/10/29  965,000 957
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 524
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 402
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,234
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 920
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,208
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,207
Capital One Financial, VR, 6.051%, 2/1/35 (10) 365,000 379
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)(4) 433,180 448
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(4) 591,639 653
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,343
CBRE Services, 4.90%, 1/15/33  510,000 503
CBRE Services, 5.50%, 4/1/29  555,000 566
Cencora, 4.60%, 2/13/33  385,000 376
Centene, 2.45%, 7/15/28  200,000 190
Centene, 3.375%, 2/15/30  1,120,000 1,045
Charles Schwab, VR, 4.914%, 11/14/36 (10) 2,150,000 2,103
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 885
Cheniere Energy, 5.20%, 7/30/36 (1) 1,360,000 1,338
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 305,000 303
Chevron USA, 4.30%, 10/15/30 (9) 1,615,000 1,606
Chpe, 5.10%, 6/30/33 (1)(9) 630,000 628
Cigna Group, 4.50%, 9/15/30  590,000 587
Citigroup, VR, 2.976%, 11/5/30 (10) 2,750,000 2,597
Citigroup, VR, 4.075%, 4/23/29 (10) 2,000,000 1,982
CMS Energy, 4.70%, 3/31/43  840,000 720
CMS Energy, 4.875%, 3/1/44  1,200,000 1,066
CNA Financial, 5.20%, 8/15/35  160,000 157
CNH Industrial Capital, 4.375%, 3/7/31  2,130,000 2,084
CNH Industrial Capital, 4.50%, 10/8/27  160,000 160
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 3,084
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,361
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 2,320,000 2,293
Comcast, 5.168%, 1/15/37 (1) 1,568,000 1,505
CommonSpirit Health, 2.782%, 10/1/30  755,000 695
Conagra Brands, 5.75%, 8/1/35 (9) 160,000 162
Constellation Energy Generation, 4.40%, 1/15/31  1,145,000 1,125
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,603
Credit Agricole, VR, 4.656%, 1/12/32 (1)(10) 1,195,000 1,177
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,569

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRH America Finance, 5.50%, 1/9/35  1,380,000 1,403
Crown Castle, 2.25%, 1/15/31  1,440,000 1,283
Crown Castle, 2.90%, 3/15/27  735,000 726
Crown Castle, 4.90%, 9/1/29  180,000 181
CVS Health, 3.25%, 8/15/29  210,000 201
CVS Health, 4.125%, 4/1/40  60,000 51
CVS Health, 5.40%, 6/1/29  1,375,000 1,405
CVS Health, 6.00%, 6/1/63  2,695,000 2,630
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,143
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 2,645,000 2,706
Dell International, 4.75%, 7/15/31  1,215,000 1,208
Denso, 4.864%, 6/29/31 (1) 2,625,000 2,637
Diamondback Energy, 3.50%, 12/1/29  180,000 174
Dominion Energy, 5.35%, 6/15/36  1,165,000 1,166
DTE Energy, 5.10%, 3/1/29  2,570,000 2,599
Duke Energy, 2.65%, 9/1/26  640,000 638
Duke Energy, 4.95%, 9/15/35  750,000 734
Duke Energy Indiana, 4.95%, 3/15/36  135,000 133
Element Fleet Management, 4.641%, 11/24/30 (1) 1,450,000 1,432
Elevance Health, 4.65%, 1/15/43  915,000 811
Eli Lilly, 4.90%, 10/15/35  2,800,000 2,795
Enact Holdings, 6.25%, 5/28/29  365,000 376
Enbridge, 4.20%, 11/20/28  1,535,000 1,521
Enbridge, 4.25%, 12/1/26  590,000 590
Enbridge, 4.60%, 6/20/28  245,000 245
Enbridge, 5.625%, 4/5/34  770,000 793
Enbridge, 6.20%, 11/15/30  345,000 363
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 240
Energy Transfer, 5.35%, 1/15/36  1,975,000 1,968
Energy Transfer, 6.50%, 2/1/42  190,000 201
Eni, 5.50%, 5/15/34 (1) 735,000 746
Enterprise Products Operating, 4.30%, 6/20/28  695,000 693
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,831
Enterprise Products Operating, 4.60%, 1/15/31 (9) 1,445,000 1,440
EOG Resources, 4.40%, 7/15/28  940,000 938
Equitable America Global Funding, 4.95%, 6/25/29 (1) 3,000,000 2,996
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 434
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,268
Eversource Energy, 5.85%, 4/15/31  200,000 207
Extra Space Storage, 4.95%, 1/15/33  540,000 535
FedEx, 3.10%, 8/5/29  200,000 192
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,055
Fidelity National Information Services, 4.80%, 3/10/31  1,415,000 1,400

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (10) 1,420,000 1,396
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (10) 775,000 776
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 460,000 475
FirstEnergy, 2.65%, 3/1/30  180,000 167
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 265
Fiserv, 3.20%, 7/1/26  1,100,000 1,100
Fiserv, 3.50%, 7/1/29  200,000 192
Fiserv, 5.25%, 8/11/35 (9) 2,000,000 1,949
Fiserv, 5.45%, 3/15/34  2,035,000 2,017
Flowserve, 5.70%, 5/15/36  285,000 287
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,266
Ford Motor Credit, 7.122%, 11/7/33 (9) 640,000 681
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 625
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 740
Foundry JV Holdco, 6.20%, 1/25/37 (1) 2,080,000 2,201
Freeport-McMoRan, 4.125%, 3/1/28  160,000 159
Gartner, 5.60%, 11/20/35  200,000 189
GATX, 6.05%, 3/15/34  1,675,000 1,754
General Motors, 6.60%, 4/1/36  180,000 193
General Motors Financial, 2.40%, 4/10/28  3,205,000 3,081
General Motors Financial, 4.90%, 10/6/29  80,000 80
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 826
Global Net Lease, 3.75%, 12/15/27 (1) 150,000 147
Global Payments, 3.20%, 8/15/29  190,000 179
GLP Capital, 3.25%, 1/15/32  180,000 161
Goldman Sachs Group, 6.75%, 10/1/37 (9) 700,000 763
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 1,300,000 1,168
Goldman Sachs Group, VR, 2.908%, 7/21/42 (10) 1,710,000 1,238
Goldman Sachs Group, VR, 5.218%, 4/23/31 (10) 460,000 464
Goldman Sachs Group, VR, 5.734%, 1/28/56 (10) 1,325,000 1,304
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1)(9) 550,000 552
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  150,000 153
HCA, 4.125%, 6/15/29  1,895,000 1,866
HCA, 4.375%, 3/15/42  775,000 656
HCA, 5.25%, 3/1/30  190,000 193
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,024
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,056
Healthpeak OP, 2.125%, 12/1/28  655,000 617
Healthpeak OP, 2.875%, 1/15/31  360,000 331
Healthpeak OP, 5.375%, 2/15/35  160,000 161
Honeywell Aerospace, 5.732%, 3/16/56 (1) 1,430,000 1,430
Howmet Aerospace, 6.75%, 1/15/28  150,000 155

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Bank USA, 5.875%, 11/1/34  950,000 989
HSBC Holdings, VR, 5.719%, 3/4/35 (10) 1,145,000 1,176
HSBC Holdings, VR, 6.161%, 3/9/29 (10) 380,000 389
HSBC Holdings, VR, 7.399%, 11/13/34 (10) 1,445,000 1,608
Humana, 5.95%, 3/15/34  830,000 859
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,312
Hyundai Capital America, 4.75%, 6/18/29 (1) 420,000 419
Hyundai Capital America, 5.35%, 3/19/29 (1)(9) 240,000 243
Hyundai Capital America, 5.40%, 6/23/32 (1) 140,000 142
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 436
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,087
Intel, 4.00%, 8/5/29  150,000 147
Intel, 4.80%, 10/1/41  200,000 179
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,533
Intesa Sanpaolo, VR, 5.00%, 6/29/30 (1)(10) 1,445,000 1,448
Invitation Homes Operating Partnership, 4.875%, 2/1/35  160,000 155
IQVIA, 6.25%, 2/1/29  730,000 755
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 1,485,000 1,480
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 2,915,000 2,919
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,198
John Deere Capital, 4.40%, 9/8/31 (9) 2,230,000 2,211
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,332
JPMorgan Chase, VR, 4.898%, 1/22/37 (10) 3,115,000 3,035
JPMorgan Chase, VR, 4.995%, 7/22/30 (10) 400,000 403
JPMorgan Chase, VR, 5.299%, 7/24/29 (10) 3,125,000 3,166
JPMorgan Chase, VR, 5.576%, 7/23/36 (10) 1,255,000 1,275
Kenvue, 5.10%, 3/22/43  170,000 162
Keurig Dr Pepper, 4.60%, 5/15/30  180,000 178
Kilroy Realty, 5.875%, 10/15/35  150,000 148
Kraft Heinz Foods, 5.00%, 6/4/42  190,000 170
Kraft Heinz Foods, 6.875%, 1/26/39  2,650,000 2,904
Kroger, 5.00%, 9/15/34  630,000 621
Las Vegas Sands, 3.90%, 8/8/29  170,000 164
Leidos, 2.30%, 2/15/31  200,000 178
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,476
Lowe's, 4.45%, 4/1/62  1,400,000 1,087
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (10) 1,035,000 1,037
Maple Parent Holdings, 5.05%, 3/26/31 (1) 2,300,000 2,298
Mars, 4.80%, 3/1/30 (1)(9) 140,000 140
Marvell Technology, 4.75%, 7/15/30  210,000 209
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,356
Mattel, 5.45%, 11/1/41  160,000 147
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,192

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McCormick, 4.15%, 2/15/29  930,000 920
Medline Borrower, 6.25%, 4/1/29 (1) 93,000 95
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 662
Met Tower Global Funding, 4.00%, 1/14/29 (1) 1,245,000 1,227
Meta Platforms, 5.50%, 11/15/45  2,125,000 1,972
Meta Platforms, 5.625%, 11/15/55  310,000 281
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,615
Mondelez International, 4.75%, 2/20/29  2,970,000 2,985
Morgan Stanley, 6.25%, 8/9/26  755,000 756
Morgan Stanley, VR, 3.217%, 4/22/42 (10) 1,445,000 1,103
Morgan Stanley, VR, 4.493%, 1/16/32 (10) 2,300,000 2,255
Morgan Stanley, VR, 5.042%, 7/19/30 (10) 200,000 201
Morgan Stanley, VR, 5.656%, 4/18/30 (9)(10) 3,540,000 3,616
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (10) 1,355,000 1,349
Motorola Solutions, 5.00%, 4/15/29  800,000 808
Motorola Solutions, 5.60%, 6/1/32  160,000 165
MPLX, 4.80%, 2/15/31  1,530,000 1,525
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,620
National Bank of Canada, VR, 4.928%, 6/4/32 (10) 710,000 709
New York Life Global Funding, 4.05%, 2/2/29 (1) 2,905,000 2,867
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,082
NextEra Energy Capital Holdings, 4.40%, 3/1/31  2,930,000 2,889
NextEra Energy Capital Holdings, 4.685%, 9/1/27  295,000 296
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 840,000 834
Niagara Mohawk Power, 5.112%, 1/12/36 (1) 1,575,000 1,546
NiSource, 3.49%, 5/15/27  1,730,000 1,717
NiSource, 3.95%, 3/30/48  1,775,000 1,353
Northern Trust, 4.15%, 11/19/30 (9) 1,420,000 1,398
Northwestern Mutual Global Funding, 4.74%, 6/30/31 (1) 2,075,000 2,068
NTT Finance, 4.876%, 7/16/30 (1) 830,000 828
Nutrien, 4.00%, 12/15/26  830,000 829
Nutrien, 4.85%, 5/29/31 (9) 830,000 829
NXP, 4.30%, 8/19/28  420,000 417
Occidental Petroleum, 5.375%, 1/1/32 (9) 1,285,000 1,311
Occidental Petroleum, 8.875%, 7/15/30  160,000 180
ONEOK, 4.40%, 10/15/29  70,000 69
ONEOK, 6.05%, 9/1/33  150,000 157
ONEOK, 6.625%, 9/1/53 (9) 1,500,000 1,572
Oracle, 3.60%, 4/1/40  150,000 109
Oracle, 5.20%, 9/26/35 (9) 2,125,000 1,989
Oracle, 5.375%, 7/15/40  2,170,000 1,909
Oracle, 6.15%, 11/9/29  170,000 175
Oracle, 6.90%, 11/9/52  1,150,000 1,103

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Orange, 4.75%, 1/13/33 (1) 1,180,000 1,157
O'Reilly Automotive, 3.60%, 9/1/27 (9) 1,825,000 1,807
O'Reilly Automotive, 5.00%, 8/19/34 (9) 2,165,000 2,142
O'Reilly Automotive, 5.75%, 11/20/26  390,000 392
Ovintiv, 6.25%, 7/15/33  150,000 158
Owens Corning, 5.70%, 6/15/34 (9) 995,000 1,028
PACCAR Financial, Series R, 4.00%, 11/7/28  675,000 670
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,304
Pacific Gas & Electric, 5.00%, 6/4/28  200,000 201
Pacific Gas & Electric, 6.40%, 6/15/33  50,000 53
Pacific Life Global Funding II, 4.375%, 2/3/31 (1) 2,435,000 2,403
Parker-Hannifin, 3.25%, 6/14/29  170,000 164
Patterson-UTI Energy, 7.15%, 10/1/33  140,000 150
Paychex, 5.35%, 4/15/32  160,000 162
Pfizer, 4.50%, 11/15/32  2,195,000 2,165
Phillips 66, 5.875%, 5/1/42  180,000 182
Plains All American Pipeline, 5.95%, 6/15/35  160,000 165
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 360,000 364
Pricoa Global Funding I, 4.35%, 11/25/30 (1) 3,050,000 2,997
Principal Financial Group, 4.111%, 2/15/28 (1) 1,800,000 1,785
Public Service Enterprise Group, 4.80%, 6/15/31  2,235,000 2,229
Public Service of Oklahoma, 5.20%, 1/15/35  200,000 199
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,142
Qorvo, 4.375%, 10/15/29  554,000 534
Realty Income, 3.10%, 12/15/29  2,130,000 2,028
Realty Income, 3.95%, 8/15/27  1,490,000 1,482
Regal Rexnord, 6.05%, 4/15/28  150,000 153
RELX Capital, 3.00%, 5/22/30  945,000 887
RELX Capital, 4.75%, 3/27/30  160,000 160
RenaissanceRe Holdings, 5.75%, 6/5/33  150,000 154
Republic Services, 5.00%, 12/15/33 (9) 2,235,000 2,256
Revvity, 3.30%, 9/15/29  160,000 153
RGA Global Funding, 4.35%, 8/25/28 (1) 675,000 670
RGA Global Funding, 4.60%, 11/25/30 (1) 1,085,000 1,070
RGA Global Funding, 5.00%, 8/25/32 (1) 160,000 158
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,656
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,488
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,082
Ross Stores, 1.875%, 4/15/31  450,000 397
Royal Bank of Canada, VR, 4.969%, 8/2/30 (10) 200,000 202
Royal Caribbean Cruises, 4.75%, 5/15/33  2,350,000 2,289
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 150,000 153
RTX, 3.125%, 7/1/50  290,000 193

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,326
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 555
Sammons Financial Group, 5.95%, 6/15/36 (1) 1,085,000 1,087
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 1,185,000 1,170
Santander Holdings USA, VR, 2.49%, 1/6/28 (10) 1,365,000 1,350
Santander Holdings USA, VR, 5.04%, 6/5/30 (10) 580,000 580
Santander Holdings USA, VR, 6.342%, 5/31/35 (9)(10) 725,000 764
Santander Holdings USA, VR, 6.565%, 6/12/29 (10) 160,000 165
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (10) 1,605,000 1,587
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (10) 425,000 421
Schlumberger Holdings, 3.90%, 5/17/28 (1) 150,000 148
Sempra, 5.25%, 3/15/36  580,000 572
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,617
Simon Property Group, 3.80%, 7/15/50 (9) 1,865,000 1,405
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,818
Solventum, 5.40%, 3/1/29  644,000 655
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  420,000 421
Southern, 5.70%, 3/15/34  1,540,000 1,596
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,032
Southern Copper, 5.35%, 6/24/36  2,485,000 2,470
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,504
Southern Gas Capital, Series B, 5.10%, 9/15/35  315,000 312
Space Exploration Technologies, 5.35%, 7/15/31 (1) 645,000 644
Space Exploration Technologies, 5.65%, 7/15/33 (1) 1,045,000 1,039
Spectra Energy Partners, 3.375%, 10/15/26  480,000 479
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 1,000,000 990
Standard Chartered, VR, 4.529%, 6/5/32 (1)(9)(10) 1,795,000 1,758
Standard Chartered, VR, 5.243%, 1/13/37 (1)(10) 445,000 437
Suzano Netherlands, 5.50%, 1/15/36  1,210,000 1,178
Sydney Airport Finance, 5.248%, 3/26/36 (1) 1,370,000 1,352
T-Mobile USA, 4.95%, 11/15/35  2,035,000 1,986
T-Mobile USA, 5.00%, 2/15/36 (9) 1,030,000 1,007
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,927
T-Mobile USA, 6.70%, 12/15/33  180,000 197
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,062
Targa Resources, 5.50%, 2/15/35  745,000 753
Targa Resources, 6.50%, 3/30/34  170,000 183
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,167
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,602
Telefonica Europe, 8.25%, 9/15/30  150,000 168
Thermo Fisher Scientific, 4.902%, 2/12/36  1,400,000 1,383
Time Warner Cable, 6.55%, 5/1/37  640,000 634

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Time Warner Cable, 6.75%, 6/15/39  530,000 518
Time Warner Cable Enterprises, 8.375%, 7/15/33  60,000 67
TJX, 1.60%, 5/15/31  375,000 327
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,825
TotalEnergies Capital, 5.638%, 4/5/64  190,000 184
TotalEnergies Capital USA, 4.569%, 1/13/33  2,090,000 2,049
Toyota Motor Credit, 4.05%, 9/5/28 (9) 1,915,000 1,901
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,399
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,302
Transurban Finance, 3.375%, 3/22/27 (1) 215,000 213
Travelers, 6.25%, 6/15/37  750,000 817
Tyco Electronics Group, 4.875%, 2/9/36  1,170,000 1,146
U.S. Bancorp, VR, 5.10%, 7/23/30 (10) 200,000 202
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,368
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  773,338 752
United Rentals North America, 6.00%, 12/15/29 (1) 150,000 152
UnitedHealth Group, 4.40%, 6/15/28  200,000 200
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,146
UnitedHealth Group, 5.20%, 4/15/63  140,000 125
UnitedHealth Group, 5.50%, 7/15/44  200,000 196
VeriSign, 5.10%, 7/15/31  1,375,000 1,379
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,518
Verizon Communications, 4.75%, 1/15/33  960,000 945
VICI Properties, 4.125%, 8/15/30 (1) 180,000 173
VMware, 1.40%, 8/15/26  3,125,000 3,113
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 280,000 278
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,120
Waste Connections, 3.20%, 6/1/32  2,315,000 2,125
Wells Fargo, VR, 2.393%, 6/2/28 (10) 3,915,000 3,837
Wells Fargo, VR, 3.068%, 4/30/41 (10) 4,055,000 3,098
Wells Fargo, VR, 5.605%, 4/23/36 (10) 400,000 410
Wells Fargo, VR, 6.303%, 10/23/29 (10) 905,000 936
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,881
Williams, 4.625%, 6/30/30  355,000 353
Williams, 5.10%, 9/15/45  1,735,000 1,580
Williams, 5.15%, 3/15/34  245,000 245
Willis North America, 4.50%, 9/15/28  1,370,000 1,365
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 736
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,168
Woodside Finance, 5.40%, 5/19/30  160,000 163
WP Carey, 3.85%, 7/15/29  1,470,000 1,437

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis, 4.15%, 8/17/28  2,695,000 2,676
Total Corporate Bonds (Cost $457,951) 445,168
EQUITY FUNDS  3.9%
T. Rowe Price Real Assets Fund - I Class (6) 11,014,970 207,962
Total Equity Funds (Cost $130,280) 207,962
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 502
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1)(9) 2,645,000 2,491
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 1,930,000 1,936
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,752
Province of British Columbia, 4.20%, 7/6/33 (9) 2,648,000 2,595
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,556
Province of Quebec Canada, Series RI, 4.625%, 6/3/36  2,075,000 2,060
Republic of Peru, 5.375%, 2/8/35  660,000 666
Republic of Poland, Series 30Y, 5.50%, 3/18/54  1,540,000 1,458
Republic of Romania, 6.625%, 5/16/36 (1) 2,200,000 2,248
United Mexican States, 2.659%, 5/24/31  3,439,000 3,046
United Mexican States, 3.50%, 2/12/34  2,315,000 1,977
Total Foreign Government Obligations & Municipalities
(Cost $25,148) 24,287
MUNICIPAL SECURITIES  0.4%
California  0.0%
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,126
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 330
1,456
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,671
2,671
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 818
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 494
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 510
1,822

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maryland  0.0%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,766
1,766
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,106
2,106
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 484
484
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 243
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 247
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,190,000 1,209
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 580
2,279
Ohio  0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  590,000 587
587
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,072
2,072
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,414
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 1,005
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,038
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,516
4,973
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 707
707
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,025
2,025
Total Municipal Securities (Cost $24,860) 22,948

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.4%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 171,482 160
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 581,558 507
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  1,045,000 1,088
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  305,000 309
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  1,915,000 1,972
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  740,000 761
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,600,000 1,638
BANK5, Series 2026-5YR20, Class A3, 5.104%, 2/15/59  20,000 20
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 601,022 553
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
6.399%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,344 (3)(5) 1,344,453 1,348
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.899%, 11/15/34 (1) 605,000 8
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 293
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  760,000 791
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  505,000 516
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM,
5.439%, 8/15/58  1,285,000 1,308
Benchmark Mortgage Trust, Series 2025-V19, Class A3,
5.249%, 1/15/58  1,375,000 1,393
Benchmark Mortgage Trust, Series 2026-B42, Class A5, 5.10%,
3/15/59  1,645,000 1,642
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  3,880,000 3,910
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.353%,
10/15/58  1,375,000 1,398
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.025%, 2/15/43 (1) 2,560,000 2,566
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 4.769%, 3/15/30 (1) 3,084,655 3,079
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.325%, 12/15/44 (1) 3,270,000 3,273
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.325%, 5/15/43 (1) 335,000 336
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 2,680,000 2,675
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 637,725 558

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (1) 1,205,860 1,209
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 209,843 211
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, 1M
TSFR + 1.35%, 4.976%, 11/15/42 (1) 600,000 601
Deephaven Residential Mortgage Trust, Series 2026-INV1,
Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 598,037 590
EFMT, Series 2025-INV5, Class A1, CMO, ARM, 5.077%,
12/25/70 (1) 282,039 280
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 349,233 346
EFMT, Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A +
1.20%, 4.828%, 2/25/71 (1) 676,639 678
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 53,818 52
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 308,884 295
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 395,315 335
Extended Stay America Trust, Series 2025-ESH, Class A, ARM,
1M TSFR + 1.30%, 4.925%, 10/15/42 (1) 1,059,447 1,062
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 1,966,724 1,626
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 54,782 50
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (1) 1,555,543 1,554
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 228,534 196
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 298,140 297
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM,
5.22%, 8/25/70 (1) 1,661,861 1,654
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 1,583,787 1,565
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 1,140,000 1,158
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.122%, 10/25/49 (1) 758,500 755
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 364,574 326
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 422,358 380
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 800,706 794

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 2,547,640 2,544
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 1,395,000 1,383
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,130,000 1,173
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 407,199 333
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 248,037 248
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 200,322 200
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  880,000 929
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,471,273 1,253
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 1,937,777 1,931
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.824%, 11/5/38 (1) 105,000 104
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 289,455 289
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 99,931 93
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.863%, 10/25/59 (1) 7,800 8
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 426,680 425
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.778%, 7/27/65 (1) 440,216 441
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 1,952,027 1,929
PENN Commercial Mortgage Trust, Series 2025-P11, Class A,
ARM, 5.522%, 8/10/42 (1) 810,000 818
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,421,152 1,273
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 110,298 100
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.51%, 11/25/63 (1) 745,799 745
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 7,186 7
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 90,968 88

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 4.478%,
11/25/41 (1) 16,885 17
Structured Agency Credit Risk Debt Notes, Series 2024-HQA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.878%, 8/25/44 (1) 748,000 751
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.728%, 9/25/45 (1) 833,163 834
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.578%, 2/25/45 (1) 235,300 236
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 380 1
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.916%, 12/25/64 (1) 3,408,211 3,418
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.097%, 1/25/66 (1) 603,312 594
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.217%, 6/15/39 (1) 170,000 170
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 268,465 244
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 925,633 928
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.828%, 8/25/70 (1) 1,300,235 1,301
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  550,000 519
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  2,765,000 2,785
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $78,561) 76,228
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.7%
U.S. Government Agency Obligations  6.3%
Federal Home Loan Mortgage
2.50%, 5/1/30  296,840 289
3.00%, 1/1/29 - 8/1/43  2,294,618 2,093
3.50%, 3/1/42 - 3/1/46  3,839,150 3,602
4.00%, 9/1/40 - 6/1/42  1,150,316 1,112
4.50%, 6/1/39 - 5/1/42  649,922 645
5.00%, 12/1/35 - 8/1/40  300,805 305
5.50%, 1/1/38 - 12/1/39  95,085 98
6.00%, 2/1/28 - 8/1/38  9,666 10
6.50%, 8/1/32  3,535 4
7.00%, 6/1/32  8,560 9

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  1,539 2
RFUCCT1Y + 1.726%, 6.339%, 7/1/35  6,913 7
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  6,264 6
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  17,347 18
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  6,099 6
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  17,633 18
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  584,060 523
2.00%, 8/1/36 - 5/1/52  20,218,351 16,743
2.50%, 3/1/42 - 5/1/52  27,330,279 23,109
3.00%, 11/1/34 - 7/1/52  5,143,936 4,542
3.50%, 6/1/33  139,668 136
4.00%, 12/1/49 - 1/1/56  3,265,318 3,069
4.50%, 9/1/37 - 10/1/54  2,931,348 2,831
5.00%, 10/1/51 - 10/1/55  6,866,074 6,785
5.50%, 8/1/53 - 10/1/55  22,531,808 22,723
6.00%, 10/1/54 - 12/1/54  710,251 730
6.50%, 8/1/54  563,178 584
7.00%, 6/1/54  237,085 250
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  112,892 112
4.361%, 5/25/30  400,000 398
4.40%, 10/25/30  6,100,000 6,076
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,426
3.71%, 9/25/32  4,580,000 4,369
3.97%, 4/25/31  1,345,000 1,314
4.00%, 3/25/31  305,000 299
4.13%, 3/25/31  1,430,000 1,408
4.163%, 10/25/30  380,000 375
4.32%, 9/25/30 - 3/25/36  2,545,000 2,477
4.34%, 9/25/30  450,000 447
4.43%, 2/25/33  3,645,000 3,611
4.60%, 9/25/35  1,890,000 1,876
5.355%, 1/25/29  1,595,000 1,624
Federal National Mortgage Assn.
2.50%, 1/1/61  811,852 664
3.50%, 6/1/42 - 1/1/44  1,616,051 1,515
4.00%, 11/1/40  428,919 418
4.50%, 7/1/40  301,085 300
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.523%,
6.097%, 7/1/35  5,790 6

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  4,872,783 4,234
2.00%, 9/1/36 - 5/1/52  57,752,551 47,511
2.50%, 10/1/31 - 5/1/52  21,781,485 18,718
3.00%, 1/1/27 - 7/1/52  21,401,825 19,367
3.50%, 11/1/26 - 5/1/52  14,240,890 13,220
4.00%, 11/1/40 - 8/1/52  9,477,951 9,053
4.50%, 4/1/37 - 10/1/54  10,285,929 10,004
5.00%, 2/1/34 - 3/1/56  14,010,345 13,864
5.50%, 2/1/35 - 11/1/55  14,533,509 14,668
6.00%, 5/1/33 - 11/1/55  24,742,569 25,437
6.50%, 1/1/28 - 10/1/55  4,921,720 5,110
7.00%, 12/1/27 - 4/1/32  6,828 6
UMBS, TBA (11)
2.00%, 7/1/56  7,360,000 5,874
2.50%, 7/1/41  485,000 453
3.00%, 7/1/55  3,620,000 3,157
3.50%, 7/1/55  3,790,000 3,440
4.00%, 7/1/55  4,420,000 4,130
5.00%, 7/1/56  7,275,000 7,147
6.00%, 7/1/56  735,000 751
6.50%, 7/1/54  1,605,000 1,660
334,768
U.S. Government Obligations  1.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  579,477 526
2.00%, 3/20/51 - 3/20/52  9,375,164 7,688
2.50%, 8/20/50 - 4/20/52  17,359,721 14,839
3.00%, 9/15/42 - 4/20/52  5,196,441 4,646
3.50%, 9/15/41 - 1/20/49  7,253,880 6,728
4.00%, 2/15/41 - 10/20/52  5,814,379 5,522
4.50%, 6/15/39 - 6/20/53  9,026,699 8,782
5.00%, 12/20/34 - 8/20/52  5,355,251 5,365
5.50%, 2/20/34 - 9/20/54  1,831,164 1,860
6.00%, 8/20/34 - 11/20/52  1,088,620 1,122
7.50%, 9/15/26  3 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  99,562 90
Government National Mortgage Assn., TBA (11)
4.50%, 7/20/55  4,180,000 4,014
5.00%, 7/20/55  4,570,000 4,505
5.50%, 7/20/56  6,720,000 6,754

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 7/20/56  845,000 862
73,303
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $426,278) 408,071
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  8.7%
U.S. Treasury Obligations  8.7%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,085
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,185
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,228
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,753
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 16,543
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,870
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,544
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,292
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,051
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,374
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,105
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,091
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,447
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 856
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,473
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,861
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,110
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,056
U.S. Treasury Bonds, 3.625%, 5/15/53  11,785,000 9,421
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,329
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,409
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,592
U.S. Treasury Bonds, 4.25%, 8/15/54  4,735,000 4,228
U.S. Treasury Bonds, 4.625%, 11/15/44  2,295,000 2,212
U.S. Treasury Bonds, 4.625%, 11/15/45  10,200,000 9,800
U.S. Treasury Bonds, 4.625%, 2/15/46  4,900,000 4,705
U.S. Treasury Bonds, 4.625%, 2/15/55  8,525,000 8,103
U.S. Treasury Bonds, 4.625%, 11/15/55 (12) 12,100,000 11,514
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 8,872
U.S. Treasury Bonds, 4.75%, 5/15/55  5,910,000 5,734
U.S. Treasury Bonds, 4.75%, 8/15/55  2,700,000 2,621
U.S. Treasury Bonds, 4.75%, 2/15/56  5,000,000 4,859
U.S. Treasury Bonds, 4.875%, 8/15/45  4,015,000 3,986
U.S. Treasury Bonds, 5.00%, 5/15/45  4,525,000 4,565
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,590

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,123
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 5,010
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,329
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,024
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,720
U.S. Treasury Notes, 3.50%, 12/15/28  17,000,000 16,738
U.S. Treasury Notes, 3.50%, 1/15/29  6,200,000 6,101
U.S. Treasury Notes, 3.50%, 11/30/30  9,675,000 9,404
U.S. Treasury Notes, 3.625%, 5/31/28  22,665,000 22,442
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 11,902
U.S. Treasury Notes, 3.625%, 9/30/30  6,075,000 5,941
U.S. Treasury Notes, 3.625%, 12/31/30  6,800,000 6,640
U.S. Treasury Notes, 3.875%, 4/15/29  2,800,000 2,779
U.S. Treasury Notes, 3.875%, 4/30/30  11,450,000 11,326
U.S. Treasury Notes, 3.875%, 4/30/31  900,000 887
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,630
U.S. Treasury Notes, 4.00%, 2/29/28  2,525,000 2,518
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,564
U.S. Treasury Notes, 4.00%, 2/28/30  11,445,000 11,376
U.S. Treasury Notes, 4.00%, 3/31/30  1,490,000 1,481
U.S. Treasury Notes, 4.00%, 5/31/30  8,800,000 8,740
U.S. Treasury Notes, 4.00%, 2/15/34  12,480,000 12,193
U.S. Treasury Notes, 4.00%, 11/15/35  12,600,000 12,189
U.S. Treasury Notes, 4.125%, 11/30/29  22,390,000 22,355
U.S. Treasury Notes, 4.125%, 3/31/32  2,165,000 2,151
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,082
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,846
U.S. Treasury Notes, 4.25%, 1/31/30  12,000,000 12,026
U.S. Treasury Notes, 4.25%, 11/15/34  10,910,000 10,804
U.S. Treasury Notes, 4.25%, 5/15/35  1,340,000 1,324
U.S. Treasury Notes, 4.25%, 8/15/35  5,200,000 5,134
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,735
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,515
U.S. Treasury Notes, 4.625%, 2/15/35  2,040,000 2,073
457,566
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $504,527) 457,566

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.69% (6)(13) 46,014,102 46,014
Total Short-Term Investments (Cost $46,014) 46,014
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (6)(13) 5,132,803 5,133
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,133
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (6)(13) 7,995,335 7,995
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,995
Total Securities Lending Collateral (Cost $13,128) 13,128
Total Investments in Securities
100.6% of Net Assets
(Cost $3,662,940) $ 5,311,803
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $252,423 and represents 4.8% of net assets.
(2) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $14,958 and represents 0.3% of net assets.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $42,747 and represents 0.8% of net assets.
(12) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 69,100 1,517 1,308 209
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 9,700 215 151 64
Total Centrally Cleared Credit Default Swaps,
Protection Sold 273
Total Centrally Cleared Swaps 273
Net payments (receipts) of variation margin to date (282)
Variation margin receivable (payable) on centrally cleared swaps $ (9)

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 11 U.S. Treasury Long Bond contracts 9/26 (1,248) $ (31)
Long, 262 U.S. Treasury Notes five year contracts 9/26 28,046 39
Long, 129 U.S. Treasury Notes two year contracts 9/26 26,591 (1)
Long, 50 Ultra U.S. Treasury Bonds contracts 9/26 5,808 169
Long, 51 Ultra U.S. Treasury Notes ten year
contracts 9/26 5,736 73
Net payments (receipts) of variation margin to date (345)
Variation margin receivable (payable) on open futures contracts $ (96)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 12.84%  $ — $ 31 $ 255
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.36%  — (2,962) 6,557
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 11.98%  (16) 171 175
T. Rowe Price Real Assets Fund - I Class  4,129 13,972 —
T. Rowe Price Government Reserve Fund,
3.69% — — 1,393
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ 4,113# $ 11,212 $ 8,380+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Inflation
Protected Bond Fund - I Class,
12.84%  $ 23,960 $ 14,004 $ — $ 37,995
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.36%  193,493 8,274 — 198,805
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 11.98%  24,045 2,924 1,016 26,124
T. Rowe Price Real Assets
Fund - I Class  206,761 — 12,771 207,962
T. Rowe Price Government
Reserve Fund, 3.69% 151,466  ¤  ¤ 46,014
T. Rowe Price Treasury
Reserve Fund, 3.66% 31,558  ¤  ¤ 13,128
Total $ 530,028^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $8,380 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $463,278.

T. ROWE PRICE Balanced Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,662,940) $ 5,311,803
Interest and dividends receivable 14,496
Receivable for investment securities sold 12,125
Foreign currency (cost $5,444) 5,433
Receivable for shares sold 2,561
Cash 14
Other assets 5,188
Total assets 5,351,620
Liabilities
Payable for investment securities purchased 56,397
Obligation to return securities lending collateral 13,128
Investment management fees payable 1,672
Payable for shares redeemed 1,593
Due to affiliates 211
Variation margin payable on futures contracts 96
Variation margin payable on centrally cleared swaps 9
Payable to directors 3
Other liabilities 364
Total liabilities 73,473
NET ASSETS $ 5,278,147
Net Assets Consist of:
Total distributable earnings (loss) $ 1,972,471
Paid-in capital applicable to 176,964,872 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,305,676
NET ASSETS $ 5,278,147
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,656,345; Shares outstanding: 89,022,665) $ 29.84
I Class
(Net assets: $2,621,802; Shares outstanding: 87,942,207) $ 29.81

T. ROWE PRICE Balanced Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,347) $ 35,512
.
  Interest 31,016
Securities lending 94
Other 2
Total income 66,624
Expenses
Investment management 11,127
Shareholder servicing
Investor Class $ 2,137
I Class 244 2,381
Prospectus and shareholder reports
Investor Class 25
I Class 7 32
Custody and accounting 236
Legal and audit 56
Registration 49
Directors 7
Miscellaneous 20
Waived / paid by Price Associates (1,225)
Total expenses 12,683
Net investment income 53,941

T. ROWE PRICE Balanced Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $308) 298,363
Futures (1,426)
Swaps 127
Foreign currency transactions (111)
Net realized gain 296,953
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(479)) (37,113)
Futures 385
Swaps 203
Other assets and liabilities denominated in foreign currencies (276)
Change in net unrealized gain / loss (36,801)
Net realized and unrealized gain / loss 260,152
INCREASE IN NET ASSETS FROM OPERATIONS $ 314,093

T. ROWE PRICE Balanced Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 53,941 $ 109,059
Net realized gain 296,953 283,810
Change in net unrealized gain / loss (36,801) 328,134
Increase in net assets from operations 314,093 721,003
Distributions to shareholders
Net earnings
Investor Class (26,743) (185,093)
I Class (28,171) (170,140)
Decrease in net assets from distributions (54,914) (355,233)
Capital share transactions
*
Shares sold
Investor Class 158,819 327,953
I Class 235,381 297,295
Distributions reinvested
Investor Class 25,715 178,082
I Class 26,946 163,226
Shares redeemed
Investor Class (320,377) (529,279)
I Class (179,595) (330,767)
Increase (decrease) in net assets from capital
share transactions (53,111) 106,510
Net Assets
Increase during period 206,068 472,280
Beginning of period 5,072,079 4,599,799
End of period $ 5,278,147 $ 5,072,079
*Share information (000s)
Shares sold
Investor Class 5,452 11,796
I Class 8,023 10,645
Distributions reinvested
Investor Class 901 6,365
I Class 945 5,837
Shares redeemed
Investor Class (10,967) (19,040)
I Class (6,158) (11,924)
Increase (decrease) in shares outstanding (1,804) 3,679

T. ROWE PRICE Balanced Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Balanced Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities. The fund has two classes of shares: the Balanced Fund, Inc.
(Investor Class) and the Balanced Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially

T. ROWE PRICE Balanced Fund

recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Balanced Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Balanced Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing

T. ROWE PRICE Balanced Fund

service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,358,040 $ — $ 1,358,040
Asset-Backed Securities — 97,217 1,358 98,575
Bond Funds 262,924 — — 262,924
Common Stocks 2,317,777 918,903 4,102 3,240,782
Convertible Preferred Stocks — — 8,150 8,150
Equity Funds 207,962 — — 207,962
Non-U.S. Government
Mortgage-Backed Securities — 74,880 1,348 76,228
Short-Term Investments 46,014 — — 46,014
Securities Lending Collateral 13,128 — — 13,128
Total Securities 2,847,805 2,449,040 14,958 5,311,803
Swaps* — 273 — 273
Futures Contracts* 281 — — 281
Total $ 2,848,086 $ 2,449,313 $ 14,958 $ 5,312,357
Liabilities
Futures Contracts* $ 32 $ — $ — $ 32
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 281
Credit derivatives Centrally Cleared Swaps 273
*
Total $ 554
*
Liabilities
Interest rate derivatives Futures $ 32
Total $ 32
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives
$
(1,426)
$
—
$
(1,426)
Credit derivatives — 127 127
Total
$
(1,426)
$
127
$
(1,299)
Change in Unrealized
Gain (Loss)
Interest rate derivatives
$
385
$
—
$
385
Credit derivatives — 203 203
Total $ 385 $ 203 $ 588

T. ROWE PRICE Balanced Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $2,715,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Balanced Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE Balanced Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2026, the notional amount of protection sold by the fund totaled $78,800,000 (1.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems

T. ROWE PRICE Balanced Fund

that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price,

T. ROWE PRICE Balanced Fund

with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2026, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for
MSFTA Transactions consisted of $23,000 cash as of June 30, 2026.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending

T. ROWE PRICE Balanced Fund

revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $41,683,000; the aggregate value of collateral was $43,803,000 and consisted of cash collateral and related investments of $13,128,000 and
U.S. government securities of $30,675,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,157,007,000 and $1,150,777,000, respectively, for the six months ended June 30, 2026. Purchases and sales of U.S. government securities aggregated $555,288,000 and $505,483,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,682,249,000. Net unrealized gain aggregated $1,631,806,000 at period-end, of which $1,789,752,000 related to appreciated investments and $157,946,000 related to depreciated investments.

T. ROWE PRICE Balanced Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates was required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Balanced Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Balanced Fund

accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $1,034,000 for T. Rowe Price Services, Inc.; and $488,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the

T. ROWE PRICE Balanced Fund

fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
June 30, 2026, are as follows:
Total management fee waived was allocated ratably in the amounts of $627,000 and $598,000 for the Investor Class and I Class, respectively, for the six months ended June 30, 2026.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 18
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 485
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 31
T. Rowe Price Real Assets Fund - I Class 0.63% 691
Total Management Fee Waived $ 1,225

T. ROWE PRICE Balanced Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Balanced Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Balanced Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the second quintile
(Expense Group) and first quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Balanced Fund

information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026